Discontinued operations - Cashflows from discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Net cash flows from/(used in) operating activities	€ 193	€ (44)	€ 41
Net cash flows used in investing activities(1)	(188)	(59)	(83)
Net cash flows used in financing activities	(18)	(14)	(11)
Net cash flows used in discontinued operations	€ (13)	€ (117)	€ (53)